Other Finance Expenses - Components Interest Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Finance Expenses
Interest expense	$ 48,118	$ 46,768	$ 28,977
Amortization of debt issuance cost and fair value of debt assumed	2,617	3,188	1,737
Total interest cost	$ 50,735	$ 49,956	$ 30,714